Note 2 Summary of Significant Accounting Policies: Cash (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Cash	Cash Cash equivalents includes highly liquid short-term investments, with original maturities of three months or less. At June 30, 2015 and June 30, 2014, the company had no cash equivalents.